Net debt (Tables)	12 Months Ended
Jun. 30, 2023
Statement [Line Items]
Summary of Net Debt Balance and Gearing Ratio

	2023		2022
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	5,310	2,192	397	2,075
Notes and debentures	1,337	10,482	1,690	9,673
Lease liabilities	521	2,498	519	2,057
Bank overdraft and short-term borrowings	5	–	–	–
Other	–	–	16	1

Total interest bearing liabilities	7,173	15,172	2,622	13,806

Less: Lease liability associated with index-linked freight contracts	114	173	113	161

Less: Cash and cash equivalents
Cash	7,206	–	5,728	–
Short-term deposits	5,222	–	11,508	–

Less: Total cash and cash equivalents	12,428	–	17,236	–

Less: Derivatives included in net debt
Net debt management related instruments 1	(113)	(1,459)	(358)	(1,330)
Net cash management related instruments 2	36	–	273	–

Less: Total derivatives included in net debt	(77)	(1,459)	(85)	(1,330)

Net debt		11,166		333

Net assets		48,530		48,766

Gearing		18.7%		0.7%

1	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

2	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.

Summary of Cash and Cash Equivalents, Net of Overdrafts
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2023	2022	2021
	US$M	US$M	US$M
Total cash and cash equivalents	12,428	17,236	15,246
Bank overdrafts and short-term borrowings	(5)	–	–

Total cash and cash equivalents, net of overdrafts	12,423	17,236	15,246

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts
The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2023 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	6,659	757	536	257	658	6,175	15,042
In more than one year but not more than two years	1,399	595	388	126	538	4	3,050
In more than two years but not more than five years	4,058	1,410	399	267	1,031	–	7,165
In more than five years	8,093	3,693	1,020	211	1,846	–	14,863

Total	20,209	6,455	2,343	861	4,073	6,179	40,120

Carrying amount	19,326	–	1,755	804	3,019	6,179	31,083

2022 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	2,109	492	525	221	579	6,608	10,534
In more than one year but not more than two years	1,634	427	300	112	443	–	2,916
In more than two years but not more than five years	2,609	1,032	492	246	936	–	5,315
In more than five years	7,550	3,705	1,467	245	1,470	–	14,437

Total	13,902	5,656	2,784	824	3,428	6,608	33,202

Carrying amount	13,852	–	1,824	752	2,576	6,608	25,612

1	Excludes input taxes of US$121 million (2022: US$79 million) included in other payables. Refer to note 9 ‘Trade and other payables’.

Currency risk [member]
Statement [Line Items]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency
Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2023	2022	2023	2022
	US$M	US$M	US$M	US$M
USD	16,289	8,813	5,925	7,654
EUR	3,050	3,463	544	2,656
GBP	1,587	2,621	674	30
AUD	1,233	783	1,797	3,360
CAD	7	584	3,362	3,437
Other	179	164	126	99

Total	22,345	16,428	12,428	17,236